Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment revenues [Line Items]
Service revenues	$ 5,312	$ 5,171	$ 5,164
Product sales	2,719	2,328	2,196
Total revenues	8,031	7,499	7,360
Other financial information:
Additions to long-lived assets	2,814	2,145	3,336
Proportional Modified Ebitda Equity Method Investments	795	754	699
Williams Partners [Member]
Segment revenues [Line Items]
Service revenues	5,291	5,140	5,134
Product sales	2,718	2,318	2,196
Other [Member]
Segment revenues [Line Items]
Service revenues	21	31	30
Product sales	1	10	0
Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(12)	(52)	(92)
Product sales	0	(16)	0
Total revenues	(12)	(68)	(92)
Other financial information:
Additions to long-lived assets	0	(1)	(12)
Proportional Modified Ebitda Equity Method Investments	0	0	0
Intersegment Eliminations [Member] | Williams Partners [Member]
Segment revenues [Line Items]
Service revenues	(1)	(33)	(1)
Product sales	0	0	0
Intersegment Eliminations [Member] | Other [Member]
Segment revenues [Line Items]
Service revenues	(11)	(19)	(91)
Product sales	0	(16)	0
Operating Segments [Member] | Williams Partners [Member]
Segment revenues [Line Items]
Service revenues	5,292	5,173	5,135
Product sales	2,718	2,318	2,196
Total revenues	8,010	7,491	7,331
Other financial information:
Additions to long-lived assets	2,792	2,102	2,960
Proportional Modified Ebitda Equity Method Investments	795	754	699
Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Service revenues	32	50	121
Product sales	1	26	0
Total revenues	33	76	121
Other financial information:
Additions to long-lived assets	22	44	388
Proportional Modified Ebitda Equity Method Investments	$ 0	$ 0	$ 0